Expense Example {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-13 - Fidelity® International Growth Fund	Dec. 30, 2021 USD ($)
Fidelity International Growth Fund-Class A
Expense Example:
1 year	$ 698
3 years	958
5 years	1,237
10 years	2,031
Fidelity International Growth Fund-Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity International Growth Fund-Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,182
Fidelity International Growth Fund - Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	1,225
Fidelity International Growth Fund-Class Z
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073